Business Combination - Schedule Of Business Combination Cash Flow Reconcilation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Combinations [Abstract]
Cash - LSAC trust	$ 65,699
Cash - LSAC cash assumed	213
Less: transaction costs and advisory fees	(1,395)
Less: accrued transaction costs and advisory fees	(447)
Net cash contributions from Business Combination	$ 64,070